Supplemental Cash Flow Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Supplemental Cash Flow Information (Details)
Amounts receivable	$ 505	$ (582)
Prepaid expenses and deposits	260	(242)
Accounts payable and accrued liabilities	(499)	(72)
Changes in non-cash working capital	$ 266	$ (896)